Commitments and Contingencies (Details) - USD ($)		5 Months Ended		9 Months Ended
	Nov. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Commitments and Contingencies (Details) [Line Items]
Rent expenses		$ 3,800,000	$ 3,400,000
Spartacus Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting discount (in Dollars per share)		$ 0.35		$ 0.35
Underwriter amount payable		$ 7,000,000		$ 7,000,000
IPO [Member] | Spartacus Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase additional units (in Shares)		3,000,000		3,000,000
Underwriting discount (in Dollars per share)		$ 0.2		$ 0.2
Deferred underwriting fees		$ 4,000,000		$ 4,000,000
Forecast [Member] | Spartacus Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Forfeited shares (in Shares)	750,000